                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BDT Capital Partners, LLC
Address: 401 North Michigan Avenue, Suite 3100
         Chicago, Illinois 60611



Form 13F File Number: 28-14388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Bush
Title:   Vice President, General Counsel & Secretary
Phone:   312-660-7300


Signature, Place, and Date of Signing:

/s/ William Bush           Chicago, IL                 February 14, 2012
_______________________    ________________________    _______________________
[Signature]                [City, State]                       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  1
                                         ------------

Form 13F Information Table Entry Total:             3
                                         ------------

Form 13F Information Table Value Total:  $    115,129
                                         ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    1      28-14356                     BDTCP GP I, LLC
   ---     --------------------         -------------------------

                          FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------                    -------------- --------- -------- ------------------- ---------- -------- ---------------------
                                                                                                        VOTING AUTHORITY
                                                      VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER   ---------------------
NAME OF ISSUER              TITLE OF CLASS  CUSIP    (X$1000)  PRN AMT  PRN /CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------              -------------- --------- -------- --------- --- ----- ---------- -------- --------- ------ ----

BERKSHIRE HATHAWAY INC DEL  CL A           084670108  44,984        392  SH       DEFINED       1           392   0     0

GAP INC DEL                 COM            364760108  44,720  2,410,760  SH       DEFINED       1     2,410,760   0     0

MOLEX INC                   CL A           608554200  25,425  1,285,388  SH       DEFINED       1     1,285,388   0     0